CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,086	$ (6,066)	$ (2,288)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	43	162	294
Amortization	12	111	245
Stock-based compensation	(7)	9	65
Gain on disposal of subsidiary and equity investments		(849)	(37)
Impairment loss on property and equipment		471	60
Impairment losses on intangible assets		57	5
Impairment losses on prepaid licensing and royalty fees		1,386	4,187
Bad debt	127	35	3
Gains on disposals of property, plant and equipment - net	(1)	(751)
Gains on disposal of marketable securities	(2)		(19,939)
Net loss on equity investments	24	1,731	600
Impairment losses on marketable securities and investments	52		1,290
Deferred income tax benefits	(1,672)	(41)	(216)
Other			(11)
Net changes in:
Accounts receivable	14	341	47
Prepaid expenses	137	(12)	17
Other current assets	(6)	49	82
Prepaid licensing and royalty fees	561	(2,167)	(43)
Prepaid pension assets	(9)	46	(64)
Accounts payable	48	(24)	(451)
Accrued compensation	339	(331)	(28)
Accrued expenses	(1,670)	1,071	(396)
Other current liabilities	(186)	(916)	(267)
Net cash used in operating activities	(1,110)	(5,688)	(16,845)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash dividends received from investees		1,438
Proceeds from disposals of marketable securities	2		42,583
Carrying amount of cash from divestiture of business		(482)	(78)
Purchases of property, plant and equipment	(192)	(496)	(158)
Proceeds from disposals of property, plant and equipment	1	1,950	23
Proceeds from disposals of subsidiary and equity investments	1,058	872
Purchase of cost method investments			(1,000)
Increase in intangible assets	(11)	(86)	(112)
Decrease in refundable deposits	37	27	27
Other	40	30	(111)
Net cash provided by investing activities	935	3,253	41,174
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	986
Repayments of short-term borrowings	(3,617)	(3,722)	(12,281)
Other		(10)
Net cash used in financing activities	(2,631)	(3,732)	(12,281)
Net foreign currency exchange differences on cash, restricted cash and cash equivalents	772	(54)	753
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(2,034)	(6,221)	12,801
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	66,211	72,432	59,631
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT END OF YEAR	64,177	66,211	72,432
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	35	83	190
Income tax paid during the year	$ 1	$ 46	$ 44